Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
Cash and cash equivalents	$ 12,539	$ 21,434
Short-term investments	18,252
Trade receivables and other	7,568	6,663
Total current assets	38,359	28,097
Non-current assets:
Mineral, royalty and other interests	365,477	402,785
Hot Maden interest	177,452
Investments	60,630	61,293
Deferred income tax assets	13,581	16,934
Exploration assets	2,599
Deferred financing costs and other long term assets	2,817	2,416
Loan receivable, principal		23,357
Total assets	660,915	534,882
Current
Trade and other payables	6,438	4,289
Noncurrent liabilities
Deferred income tax liabilities	2,807	3,288
Total non-current liabilities	2,807	3,288
Total liabilities	9,245	7,577
Equity
Share capital	693,880	573,085
Reserves	23,659	23,915
Deficit	(25,135)	(35,672)
Accumulated other comprehensive loss	(40,734)	(34,023)
Total equity	651,670	527,305
Total liabilities and equity	$ 660,915	$ 534,882